Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 259,484		$ 9,017
Receivables due from related-party	527		536
Prepaid expenses and other current assets	2,393		256
Total current assets	262,404		9,809
Property and equipment, net	45		860
Other assets			7
Total assets	262,449		10,676
Current liabilities:
Accounts payable	1,421		3,748
Accrued expenses and other current liabilities	3,205		1,236
Term loan-current	2,571
Total current liabilities	7,197		4,984
Term loan	3,189		5,421
Other long-term liabilities	47		547
Deferred rent
Total liabilities	10,433		10,952
Commitments and contingencies
Convertible preferred stock			70,363
Shareholders' equity (deficit):
Preferred stock, value
Common stock, value	37		3
Additional paid-incapital	351,727		2,140
Accumulated deficit	(99,748)		(72,782)
Total shareholders' equity (deficit)	252,016		(70,639)	$ (51,778)
Total liabilities and stockholders' equity	$ 262,449		10,676
Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock			60,933
Series B Convertible Preferred Stock
Current liabilities:
Convertible preferred stock			9,430
Predecessor Company
Current assets:
Cash			9,017	8,262
Receivables due from related-party			536	932
Prepaid expenses and other current assets			256	1,014
Total current assets			9,809	10,208
Property and equipment, net			860	956
Other assets			7
Total assets			10,676	11,164
Current liabilities:
Accounts payable			3,748	697
Accrued expenses and other current liabilities			1,236	1,176
Total current liabilities			4,984	1,873
Term loan			5,421
Other long-term liabilities			412
Deferred rent			135	136
Total liabilities			10,952	2,009
Commitments and contingencies
Convertible preferred stock			70,363	60,933
Shareholders' equity (deficit):
Common stock, value			3	3
Additional paid-incapital			2,140	1,758
Accumulated deficit			(72,782)	(53,539)
Total shareholders' equity (deficit)			(70,639)	(51,778)
Total liabilities and stockholders' equity			10,676	11,164
Predecessor Company | Series A Convertible Preferred Stock
Current liabilities:
Convertible preferred stock			60,933	$ 60,933
Predecessor Company | Series B Convertible Preferred Stock
Current liabilities:
Convertible preferred stock			$ 9,430